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[letterhead of
State Street Research & Management Company
One Financial Center
Boston, Massachusetts 02111]

VIA EDGAR

December 19, 2001

Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      State Street Research Equity Trust
         Securities Act of 1933 Registration No. 33-4296
         Investment Company Act of 1940 File No. 811-4624
         CIK 0000790941
         -----------------------------------------------------------------------

Ladies and Gentlemen:

On behalf of State Street Research Equity Trust (the "Registrant") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as the same have been modified by Regulation S-T, we hereby file a statement to note for the record that prospectuses are in use which are foreign language translations of the English language prospectus noted below.

The prospectus for State Street Research Mid-Cap Value Fund was filed on October 30, 2001 (EDGAR accession number 0000912057-01-537072).

                                             PROSPECTUS
FUND                                         DATED NOVEMBER 1, 2001
----                                         ----------------------

                                             CHINESE   SPANISH
                                             -------   -------
State Street Research
  Mid-Cap Value Fund                            X        X


Pursuant to Rule 306 of Regulation S-T, the Registrant represents that the English language prospectus referenced above is a fair and accurate translation of the foreign language versions now in use.


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If you have any questions with respect to the enclosed or if there is any way in which we may be of assistance, please do not hesitate to telephone the undersigned at (617) 357-1371.

STATE STREET RESEARCH
EQUITY TRUST


By:      /s/ Amy L. Simmons
         -------------------------
         Amy L. Simmons
         Assistant Secretary

cc:      Peter T. Fariel, Esq.
         Geoffrey R.T. Kenyon, Esq.
         Evelyn M. Talmo
           Goodwin Procter LLP
         Darman A. Wing, Esq.
           State Street Research & Management Company